May 21, 1997
                       DREYFUS AGGRESSIVE GROWTH FUND
                         SUPPLEMENT TO PROSPECTUS
                         DATED DECEMBER 16, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    256s052197



                                                                  May 21, 1997
                       DREYFUS AGGRESSIVE VALUE FUND
                         SUPPLEMENT TO PROSPECTUS
                         DATED DECEMBER 16, 1996
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    257s052197



                                                                  May 21, 1997
                        DREYFUS EMERGING LEADERS FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED JANUARY 2, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    259s052197



                                                                  May 21, 1997
                      DREYFUS INTERNATIONAL VALUE FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED JANUARY 2, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    254s052197



                                                                  May 21, 1997
                      DREYFUS LARGE COMPANY GROWTH FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
                           AS REVISED MARCH 7, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    250s052197




                                                                  May 21, 1997
                      DREYFUS LARGE COMPANY VALUE FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    251s052197


                                                                  May 21, 1997
                         DREYFUS MIDCAP VALUE FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED JANUARY 2, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    258s052197



                                                                  May 21, 1997
                      DREYFUS SMALL COMPANY VALUE FUND
                         SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1997
                         AS REVISED MARCH 7, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    253s052197